Note 7 - Out-license Agreements	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Out-license Agreement [Text Block]

7. Out-License Agreements

Zalviso

On May 18, 2020, the Company received a notice from Grünenthal that it had exercised its right to terminate the Grünenthal Agreements, effective November 13, 2020. The terms of the Grünenthal Agreements were extended to May 12, 2021 to enable Grünenthal to sell down its Zalviso inventory, a right it had under the Grünenthal Agreements. The rights to market and sell Zalviso in the Zalviso Territory reverted back to the Company on May 12, 2021. In July 2022, the European Marketing Authorization for Zalviso was withdrawn.